Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash and cash equivalents	$ 47,883	$ 47,267
Marketable securities	64	712
Trade and other receivables	5,615	3,308
Inventory	67,406	29,338
Prepaid expenses and deposits	15,917	5,164
Total current assets	136,885	85,789
Non-current assets
Property and equipment	29,436	27,471
Right‐of‐use assets	47,793	36,525
Long term prepaid expenses and deposits	4,114	3,607
Intangible assets and goodwill	129,549	92,816
Long term contract asset	1,285	0
Total non-current assets	212,177	160,419
Total assets	349,062	246,208
Current liabilities
Accounts payable and accrued liabilities	47,251	22,150
Income tax payable	7,189	1,659
Deferred revenue	7,989	1,990
Interest bearing loans and borrowings	16,189	12,891
Current portion of notes payable	1,536	13,974
Current portion of lease liabilities	9,814	8,816
Current derivative liability	9,951	0
Total current liabilities	99,919	61,480
Non-current liabilities
Notes payable	11,903	65
Lease liabilities	39,986	31,391
Deferred tax liability	7,100	284
Secured debentures	12,536	7,476
Convertible debt	17,877	0
Derivative liability	56,954	0
Total non-current liabilities	146,356	39,216
Total liabilities	246,275	100,696
Shareholders' equity
Share capital	329,642	300,643
Warrants	4,546	4,632
Contributed surplus	42,024	40,507
Derivative liability - equity	(35,797)	0
Accumulated other comprehensive Income	7,299	6,848
Accumulated deficit	(260,105)	(209,358)
Equity attributable to owners of the Company	87,609	143,272
Non-controlling interests	15,178	2,240
Total shareholders' equity	102,787	145,512
Total liabilities and shareholders' equity	$ 349,062	$ 246,208